Income Taxes - Income tax rates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Income tax rate	25.00%	25.00%	25.00%
Income Tax Examination, Description	There were no ongoing examinations by tax authorities as of December 31, 2025.
Hong Kong
Income taxes
Income tax rate	16.50%
Hong Kong | First HK$2 million
Income taxes
Income tax rate	8.25%
Hong Kong | In excess of HK$2 million
Income taxes
Income tax rate	16.50%
China
Income taxes
Enterprise income tax rate	25.00%
Preferential tax rate as High and New Technology Enterprises	15.00%